Accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
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Schedule of Exchange Rates of Real for Functional Currencies of Subsidiaries

The following table set forth the exchange rate, expressed in reais (R$) per U.S. dollar (U.S.$), British pound (£) and Euro (€), as reported by the Central Bank of Brazil (Banco Central do Brasil), “BACEN,” for the years indicated:

Currency	December 31, 2021	December 31, 2020	December 31, 2019
U.S. dollar (U.S.$)	5.581	5.197	4.031
British pound (£)	7.524	7.101	5.325
Euro (€)	6.321	6.378	4.531